Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2018 USD ($)
Special capital reserve	$ 276,033.9	$ 241,722.7		$ 9,017.8
Total	$ (207,443.0)	$ (181,512.7)	$ (155,582.3)
Cash dividends to shareholders | $ / shares	$ 8	$ 8	$ 7
Appropriation of earnings [member]
Legal capital reserve	$ 35,113.1	$ 34,311.2	$ 33,424.7
Special capital reserve	(11,459.5)	26,907.5
Cash dividends to shareholders	207,443.0	207,443.0	181,512.7
Total	$ 231,096.6	$ 268,661.7	$ 214,937.4